EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Aug. 27, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Investments
Carrying value of joint ventures	$ 9,567			$ 21,853	$ 9,567
Carrying value of associates	10,194			845	10,194
Investments in joint ventures and associates	$ 19,761			$ 22,698	$ 19,761	$ 16,844
GGP
Investments
Proportion of ownership interests/voting rights held by the partnership	34.00%		29.00%	0.00%	34.00%	29.00%
Carrying value of associates	$ 8,844			$ 0	$ 8,844
China Xintiandi (“CXTD”)
Investments
Proportion of ownership interests/voting rights held by the partnership				22.00%	22.00%
Carrying value of associates	499			$ 0	$ 499
Diplomat Resort and Spa (“Diplomat”)
Investments
Proportion of ownership interests/voting rights held by the partnership				90.00%	90.00%
Carrying value of associates	339			$ 390	$ 339
Brookfield Premier Real Estate Partners Pooling LLC
Investments
Proportion of ownership interests/voting rights held by the partnership				7.00%	10.00%
Carrying value of associates	122			$ 106	$ 122
Other
Investments
Carrying value of associates	390			$ 349	$ 390
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership				23.00%	23.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership				31.00%	31.00%
Canary Wharf Joint Venture
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	50.00%
Carrying value of joint ventures	3,284			$ 3,270	$ 3,284
BPR JV Pool A
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	0.00%
Carrying value of joint ventures	0			$ 1,791	$ 0
Manhattan West, New York
Investments
Proportion of ownership interests/voting rights held by the partnership				56.00%	56.00%
Carrying value of joint ventures	1,439			$ 1,619	$ 1,439
Ala Moana Center, Hawaii
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	0.00%
Carrying value of joint ventures	0			$ 1,611	$ 0
Forest City
Investments
Proportion of ownership interests/voting rights held by the partnership				0.00%	0.00%
Carrying value of joint ventures	0			$ 1,390	$ 0
BPR JV Pool B
Investments
Proportion of ownership interests/voting rights held by the partnership				51.00%	0.00%
Carrying value of joint ventures	0			$ 1,217	$ 0
Fashion Show, Las Vegas
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	0.00%
Carrying value of joint ventures	0			$ 881	$ 0
BPR JV Pool C
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	0.00%
Carrying value of joint ventures	0			$ 756	$ 0
BPR JV Pool D
Investments
Proportion of ownership interests/voting rights held by the partnership				48.00%	0.00%
Carrying value of joint ventures	0			$ 693	$ 0
BPR JV Pool E
Investments
Proportion of ownership interests/voting rights held by the partnership				35.00%	0.00%
Carrying value of joint ventures	0			$ 629	$ 0
The Grand Canal Shoppes, Las Vegas
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	0.00%
Carrying value of joint ventures	0			$ 608	$ 0
Grace Building, New York
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	50.00%
Carrying value of joint ventures	585			$ 581	$ 585
One Liberty Plaza, New York
Investments
Proportion of ownership interests/voting rights held by the partnership				51.00%	51.00%
Carrying value of joint ventures	408			$ 425	$ 408
Southern Cross East, Melbourne
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	50.00%
Carrying value of joint ventures	407			$ 402	$ 407
680 George Street
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	50.00%
Carrying value of joint ventures	311			$ 319	$ 311
Brookfield Brazil Retail Fundo de Investimento em Participaçoes(2)
Investments
Proportion of ownership interests/voting rights held by the partnership				46.00%	46.00%
Carrying value of joint ventures	339			$ 309	$ 339
Brookfield D.C. Office Partners LLC (D.C. Fund), Washington, D.C.
Investments
Proportion of ownership interests/voting rights held by the partnership				51.00%	51.00%
Carrying value of joint ventures	310			$ 295	$ 310
Miami Design District, Florida
Investments
Proportion of ownership interests/voting rights held by the partnership				22.00%	0.00%
Carrying value of joint ventures	0			$ 286	$ 0
The Mall in Columbia, Maryland
Investments
Proportion of ownership interests/voting rights held by the partnership				50.00%	0.00%
Carrying value of joint ventures	0			$ 268	$ 0
Shops at Merrick Park, Florida
Investments
Proportion of ownership interests/voting rights held by the partnership				55.00%	0.00%
Carrying value of joint ventures	0			$ 266	$ 0
Other
Investments
Carrying value of joint ventures	$ 2,484			$ 4,237	$ 2,484
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership				12.00%	12.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership				70.00%	90.00%
GGP
Investments
Proportion of ownership interests/voting rights held by the partnership		34.00%
Carrying value of joint ventures							$ 7,843
BSREP II Brazil Pooling | Subsidiaries with material non-controlling interests
Investments
Proportion of ownership interests/voting rights held by the partnership				31.00%